Trade accounts receivable - net - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable	$ 2,570,963	$ 1,876,878	$ 1,412,958
Allowance for expected credit loss	(202,621)	(156,403)	(146,953)
Trade accounts receivable	$ 2,368,342	$ 1,720,475	$ 1,266,005